As filed with the Securities and Exchange Commission on December 21, 1995



                                        Securities Act Registration No. 2-63394
                               Investment Company Act Registration No. 811-2896
===============================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                ----------------


                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]
                          Pre-Effective Amendment No.


                        Post-Effective Amendment No. 27                     [x]


                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     [x]


                                Amendment No. 26                            [x]


                        (Check appropriate box or boxes)                    [x]


                               -------------------

                        PRUDENTIAL HIGH YIELD FUND, INC.
               (Exact name of registrant as specified in charter)
               (formerly Prudential-Bache High Yield Fund, Inc.)

                               ONE SEAPORT PLAZA,
                            NEW YORK, NEW YORK 10292
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 214-1250

                               S. Jane Rose, Esq.
                               One Seaport Plaza
                            New York, New York 10292
               (Name and Address of Agent for Service of Process)

                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.

              It is proposed that this filing will become effective
                            (check appropriate box):



              [ ] immediately upon filing pursuant to paragraph (b)
              [ ] on (date) pursuant to paragraph (b)
              [ ] 60 days after filing pursuant to paragraph (a)(1)


              [X] on March 4, 1996 pursuant to paragraph (a)(1)


              [ ] 75 days after filing pursuant to paragraph (a)(2)
              [ ] on (date) pursuant to paragraph (a)(2) of rule 485.
                  If appropriate, check the following box:


              [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment (Post-Effective Amendment No. 26).



Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for the Registrant's most recent fiscal year ended December 31, 1994 was filed on February 24, 1995.


================================================================================

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)


N-1a Item No.                                                                   Location
------------                                                                    --------
Part A
Item  1.Cover Page .........................................................    Cover Page

Item  2.Synopsis ...........................................................    Fund Expenses

Item  3.Condensed Financial Information ....................................    Fund Expenses; Financial Highlights;
                                                                                How the Fund Calculates Performance

Item  4.General Description of Registrant ..................................    Cover Page; Fund Highlights; How the
                                                                                Fund Invests; General Information

Item  5.Management of the Fund .............................................    Financial Highlights; How the Fund
                                                                                is Managed

Item  6.Capital Stock and Other Securities .................................    Dividends, Distributions and Taxes;
                                                                                General Information

Item  7.Purchase of Securities Being Offered ...............................    Shareholder Guide; How the Fund
                                                                                Values its Shares

Item  8.Redemption or Repurchase ...........................................    Shareholder Guide; How the Fund
                                                                                Values its Shares; General Information

Item  9.Pending Legal Proceedings ..........................................    Not Applicable

Part B
Item  10.Cover Page ........................................................    Cover Page

Item  11.Table of Contents .................................................    Table of Contents

Item  12.General Information and History ...................................    General Information

Item  13.Investment Objectives and Policies ................................    Investment Objective and Policies;
                                                                                Investment Restrictions

Item  14.Management of the Fund ............................................    Directors and Officers; Manager;
                                                                                Distributor

Item  15.Control Persons and Principal Holders of Securities ...............    Not Applicable

Item  16.Investment Advisory and Other Services ............................    Manager; Distributor; Custodian,
                                                                                Transfer and Dividend Disbursing
                                                                                Agent and Independent Accountants

Item  17.Brokerage Allocation and Other Practices ..........................    Portfolio Transactions and Brokerage

Item  18.Capital Stock and Other Securities ................................    Not Applicable

Item  19.Purchase, Redemption and Pricing of Securities Being Offered ......    Purchase and Redemption of Fund
                                                                                Shares; Shareholder Investment
                                                                                Account; Net Asset Value

Item  20.Tax Status ........................................................    Taxes, Dividends and Distributions

Item  21.Underwriters ......................................................    Distributor

Item  22.Calculation of Performance Data ...................................    Performance Information

Item  23.Financial Statements ..............................................    Financial Statements

Part C
Information required to be included in Part C is set forth under the appropriate
Item,  so  numbered,  in  Part  C  to  this  Post-Effective   Amendment  to  the
Registration Statement.

    The Prospectuses, as supplemented, are incorporated herein by reference in their entirety from Post-Effective Amendment No. 26 to Registrant's Registration Statement (File No. 2-63394) filed via Edgar on October 20, 1995.

    The Statement of Additional Information, as supplemented, is incorporated herein by reference in its entirety from Post-Effective Amendment No. 26 to Registrant's Registration Statement (File No.2-63394) filed via Edgar on October 20, 1995.

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

     (a) Financial Statements:


          (1) Financial statements included in the Prospectus constituting Part A of this Registration Statement: Financial Highlights for each of the ten years in the period ended December 31, 1994 and the six months ended June 30, 1995 (unaudited).


          (2) Financial statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

          Portfolio of Investments at December 31, 1994 and June 30, 1995 (unaudited).

          Statement of Assets and Liabilities at December 31, 1994 and June 30, 1995 (unaudited).

          Statement of Operations for the year ended December 31, 1994 and six months ended June 30, 1995 (unaudited).

          Statement of Changes in Net Assets for the year ended December 31, 1994 and six months ended June 30, 1995 (unaudited).

          Notes to Financial Statements.

          Financial Highlights with respect to each of the five years in the period ended December 31, 1994 and six months ended June 30, 1995 (unaudited).

          Report of Independent Accountants.

     (b) Exhibits:

          1. (a) Restated Articles of Incorporation. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 22 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1994 (file No. 2-63394).

          (b) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (c) Articles Supplementary. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          2. Amended and Restated By-Laws. Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 22 to the Registration Statement filed on Form N-1A via Edgar on March 1, 1994 (file No. 2-63394).

          4. Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibits Nos. 1 and 2 above.

          5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

          (b) Management Agreement, as amended, between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to
          Exhibit 5(b) to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A (File No. 2-63394).

          (c) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

          6. (a)  Selected  Dealers  Agreement,  incorporated  by  reference  to
          Exhibit 6(d) to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 2-63394).

          (b) Distribution and Service Agreement for Class A Shares. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (c) Distribution and Service Agreement for Class B Shares. Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (d) Distribution and Service Agreement for Class C Shares. Incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).


          (e) Form of Distribution and Service Agreement for Class Z Shares. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A filed via EDGAR filed on October 20, 1995 (File No. 2-63394).

          8. Custodian Agreement dated July 26, 1990, between the Registrant and State Street Bank and Trust Company, incorporated by reference to
          Exhibit 8 to Post-Effective Amendment No.19 to Registration Statement on Form N-1A (File No.2-63394).

          9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to
          Exhibit 9(b) to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 2-63394).

          11. Consent of Independent Accountants.*

          15. (a) Distribution and Service Plan for Class A Shares. Incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (b) Distribution and Service Plan for Class B Shares. Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

          (c) Distribution and Service Plan for Class C Shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).


          16. (a) Schedule of Calculation of Yield and Average Annual Total Return (Class B Shares), incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

          (b) Schedule of Calculation of Average Annual Total Return (Class A Shares), incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No.19 to Registration Statement on Form N-1A (File No.2-63394).

          (c) Schedule of Calculation of Aggregate Total Return for Class A and Class B shares, incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 21 to Registration Statement on Form N-1A (File No. 2-63394).


          17. Financial Data Schedule. Filed as Exhibit 17 to Post- Effective Amendment No. 26 to Registration Statement on Form N-1A filed via EDGAR filed on October 20, 1995 (File No. 2-63394).



----------------
*Filed herewith.



Item 25. Persons Controlled by or under Common Control with Registrant.

     None.

Item 26. Number of Holders of Securities.


    As of December 1, 1995 there were 98,939, 170,176 and 1,093 record holders of Class A, Class B and Class C shares of common stock, respectively, $.01 par value per share, of the Registrant.




Item 27. Indemnification.

    As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibits 6(b), 6(c) and 6(d) to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant intends to purchase an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 28. Business and other Connections of Investment Adviser

    (a) Prudential Mutual Fund Management, Inc.

    See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.


    The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).


    The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.


Name and Address        Position with PMF                      Principal Occupations
----------------        -----------------                      ---------------------

Brendan D. Boyle        Executive Vice                  Executive Vice President, Director of
                        President, Director               Marketing and Director, PMF; Senior Vice
                        of Marketing                      President, Prudential Securities
                        and Director                      Incorporated (Prudential Securities);
                                                          Chairman and Director of Prudential Mutual
                                                          Fund Distributors, Inc. (PMFD)

Stephen P. Fisher        Senior Vice President          Senior Vice President, PMF; Senior Vice President,
                                                          Prudential Securities; Vice President, PMFD

Frank W. Giordano          Executive Vice               Executive Vice President, General Counsel,
                           President, General             Secretary and Director, PMF and PMFD;
                           Counsel, Secretary             Senior Vice President, Prudential
                           and Director                   Securities; Director, Prudential Mutual
                                                          Fund Services, Inc., (PMFS)

Robert F. Gunia            Executive Vice               Executive Vice President, Chief Financial
                           President, Chief               and Administrative Officer, Treasurer and
                           Financial and                  Director, PMF; Senior Vice President,
                           Administrative                 Prudential Securities; Executive Vice
                           Officer, Treasurer             President, Chief Financial Officer,
                           and Director                   Treasurer and Director, PMFD; Director,
                                                          PMFS


Theresa A. Hamacher        Director                     Director, PMF, Vice President, Prudential;
Prudential Plaza                                          Vice President, Prudential Investment
Newark, N.J. 07102                                        Corporation (PIC)


Timothy J. O'Brien         Director                     President, Chief Executive Officer, Chief
Raritan Plaza One                                         Operating Officer and Director, PMFD;
Edison, N.J.08837                                         Chief Executive Officer and Director,
                                                          PMFS; Director, PMF


Richard A. Redeker         President, Chief             President, Chief Executive Officer and
                           Executive Officer and          Director, PMF; Executive Vice President,
                           Director                       Director and Member of the Operating
                                                          Committee, Prudential Securities;
                                                          Director, Prudential Securities Group,
                                                          Inc. (PSG); Executive Vice President, PIC;
                                                          Director, PMFD; Director, PMFS

S. Jane Rose               Senior Vice                  Senior Vice President, Senior Counsel and
                           President, Senior              Assistant Secretary, PMF; Senior Vice
                           Counsel and                    President and Senior Counsel, Prudential
                           Assistant Secretary            Securities


    (b) Prudential Investment Corporation (PIC)

    See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102.


Name and Address        Position with PIC                      Principal Occupations
----------------        -----------------                      ---------------------

William M. Bethke       Senior Vice President           Senior Vice President, Prudential; Senior
Two Gateway Center                                        Vice President, PIC
Newark, NJ 07102

John D. Brookmeyer, Jr. Senior Vice President           Senior Vice President, Prudential; Senior
51 JFK Parkway          and Director                      Vice President and Director, PIC
Short Hills, NJ 07078

Barry M. Gillman        Director                        Director, PIC

Theresa A. Hamacher     Vice President                  Vice President, Prudential; Vice President,
                                                          PIC; Director, PMF

Harry E. Knapp, Jr.     President, Chairman of          President, Chairman of the Board, Director
                        the Board, Director              and Chief Executive Officer, PIC; Vice
                        and Chief                         President, Prudential
                        Executive Officer

William P. Link         Senior Vice                     Executive Vice President, Prudential; Senior
Four Gateway Center     President                         Vice President, PIC
Newark, NJ 07102

Richard A. Redeker      Executive Vice                  President, Chief Executive Officer and
                        President                         Director, PMF; Executive Vice President,
                                                          Director and Member of the Operating
                                                          Committee, Prudential Securities;
                                                          Director, PSG; Executive Vice President,
                                                          PIC; Director, PMFD; Director, PMFS

Eric A. Simonson        Vice President                  Vice President and Director, PIC; Executive
                        and Director                      Vice President, Prudential


Claude J. Zinngrabe, Jr. Executive Vice                 Vice President, Prudential; Executive Vice
                         President                        President, PIC


Item 29. Principal Underwriters

(a)(i) Prudential Securities




     Prudential Securities Incorporated is distributor for Prudential Government Securities Trust (Intermediate Term Series), Prudential Jennison Fund, Inc., The Target Portfolio Trust for Class B and Class C shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series, and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., The BlackRock Government Income Trust and Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund). Prudential Securities is also a depositor for the following unit investment trusts:

Corporate Investment Trust Fund
Prudential Equity Trust Shares
National Equity Trust
Prudential Unit Trusts
Government Securities Equity Trust
National Municipal Trust

(ii) Prudential Mutual Fund Distributors, Inc.





     Prudential Mutual Fund Distributors, Inc. is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential California Municipal Fund (California Money Market Series), Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential Institutional Liquidity Portfolio, Inc., Prudential-Bache MoneyMart Assets (d/b/a Prudential MoneyMart Assets), Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market Fund), Prudential-Bache Tax-Free Money Fund, Inc. (d/b/a Prudential Tax-Free Money Fund), and for Class A shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (Arizona Series, Florida Series, Georgia Series, Hawaii Income Series, Maryland Series, Massachusetts Series, Michigan Series, Minnesota Series, New Jersey Series, North Carolina Series, Ohio Series and Pennsylvania Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust.




(b)(i)   Information   concerning  the  directors  and  officers  of  Prudential
Securities Incorporated is set forth below.

                             Positions and             Positions and
                             Offices with              Offices with
Name(1)                      Underwriter               the Registrant
-----                        -----------               --------------


Robert C. Golden ......... Executive Vice President    None
 One New York Plaza          and Director
 New York, NY


Alan D. Hogan ............ Executive Vice President,   None
                             Chief Administrative
                             Officer and Director

George A. Murray ......... Executive Vice President    None
                             and Director


Leland B. Paton .......... Executive Vice President    None
 One New York Plaza          and Director
 New York, NY



Martin Pfinsgraff......... Executive Vice President,   None
                             Chief Financial Officer
                             and Director



Vincent T. Pica, II ...... Executive Vice President    None
 One New York Plaza          and Director
 New York, NY


Richard A. Redeker ....... Executive Vice President    President and Director
                             and Director




Hardwick Simmons ......... Chief Executive Officer,    None
                             President and Director

Lee B. Spencer ........... General Counsel, Executive  None
                             Vice President,
                             Secretary and Director

    (ii) Information concerning the officers and directors of Prudential Mutual Fund Distributors, Inc. is set forth below.

                             Positions and             Positions and
                             Offices with              Offices with
Name(1)                      Underwriter               the Registrant
-----                        -----------               --------------

Joanne Accurso-Soto ........ Vice President            None

Dennis N. Annarumma ........ Vice President,           None
                               Assistant Treasurer
                               and Assistant
                               Comptroller

Phyllis J. Berman .......... Vice President            None

Brendan D. Boyle ........... Chairman and Director     None

Stephen P. Fisher .......... Vice President            None

Frank W. Giordano .......... Executive Vice President,
                               General Counsel,
                               Secretary and Director

Robert F. Gunia ............ Executive Vice            Vice President
                               President, Chief
                               Financial Officer,
                               Treasurer, and Director


Timothy J. O'Brien ......... President, Chief          None
 Raritan Plaza One             Executive Officer,
 Edison, N.J. 08837            Chief Operating
                               Officer and Director


Richard A. Redeker ......... Director                  Director and President



Andrew J. Varley ........... Vice President            None
 Raritan Plaza One
 Edison, N.J. 08837





--------------
(1)The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.


    (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 30. Location of Accounts and Records

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, The Prudential Investment Corporation, Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, One Seaport Plaza, New York, New York, 10292 and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey 08837. Documents required by Rules 31a-1(b)(5),
(6), (7), (9), (10) and (11) and 31a-1(f) will be kept at 2 Gateway Center, Newark, New Jersey, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

Item 31. Management Services

    Other than as set forth under the captions "How the Fund is Managed-Manager" and "How the Fund is Managed-Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 32. Undertakings

    The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 18th day of December, 1995.


                             PRUDENTIAL HIGH YIELD FUND, INC.
                             /s/ Richard A. Redeker
                             --------------------------------------
                             (Richard A. Redeker, President)


    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



      Signature                         Title                       Date
      ---------                        ------                       ----


/s/ Richard A. Redeker         President and Director         December 18, 1995
-----------------------------
    Richard A. Redeker

/s/ Delayne D. Gold            Director                       December 18, 1995
-----------------------------
    Delayne D. Gold

/s/ Arthur Hauspurg            Director                       December 18, 1995
-----------------------------
    Arthur Hauspurg

/s/ Harry A. Jacobs, Jr.       Director                       December 18, 1995
-----------------------------
    Harry A. Jacobs, Jr.

/s/ Stephen P. Munn            Director                       December 18, 1995
-----------------------------
    Stephen P. Munn

/s/ Louis A. Weil, III         Director                       December 18, 1995
-----------------------------
    Louis A. Weil, III


/s/ Grace Torres               Treasurer and Principal        December 18, 1995
-----------------------------    Financial and Accounting
    Grace Torres                 Officer

                                  EXHIBIT INDEX

1. (a) Restated Articles of Incorporation. Incorporated by reference to Exhibit 1 to Post-Effective Amendment No. 22 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1994 (file No. 2-63394).

(b) Articles of Amendment. Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(c) Articles Supplementary. Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

2. Amended and Restated By-Laws. Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 22 to the Registration Statement filed on Form N-1A via Edgar on March 1, 1994 (file No. 2-63394).

4. Instruments defining rights of holders of the securities being offered. Incorporated by reference to Exhibits Nos. 1 and 2 above.

5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

(b) Management Agreement, as amended, between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A (File No. 2-63394).

(c) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

6. (a) Selected Dealers Agreement, incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 2-63394).

(b) Distribution and Service Agreement for Class A Shares. Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(c) Distribution and Service Agreement for Class B Shares. Incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(d) Distribution and Service Agreement for Class C Shares. Incorporated by reference to Exhibit 6(d) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).


(e) Form of Distribution and Service Agreement for Class Z Shares. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A filed via EDGAR filed on October 20, 1995 (File No. 2-63394).



8. Custodian Agreement dated July 26, 1990, between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8 to Post-Effective Amendment No.19 to Registration Statement on Form N-1A (File No.2-63394).

9. Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., incorporated by reference to Exhibit 9(b) to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 2-63394).

11. Consent of Independent Accountants.*

15.  (a)  Distribution  and  Service  Plan for Class A Shares.  Incorporated  by
reference to Exhibit 15(a) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(b) Distribution and Service Plan for Class B Shares. Incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

(c) Distribution and Service Plan for Class C Shares. Incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 25 to the Registration Statement filed on Form N-1A via EDGAR on March 1, 1995 (File No. 2-63394).

16. (a) Schedule of Calculation of Yield and Average Annual Total Return (Class B Shares), incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 15 to Registration Statement on Form N-1A (File No. 2-63394).

(b) Schedule of Calculation of Average Annual Total Return (Class A Shares), incorporated by reference to Exhibit 16(b) to Post-Effective Amendment No.19 to Registration Statement on Form N-1A (File No.2-63394).

(c) Schedule of Calculation of Aggregate Total Return for Class A and Class B shares, incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 21 to Registration Statement on Form N-1A (File No. 2-63394).



17. Financial Data Schedule. Filed as Exhibit 17 to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A filed via EDGAR on October 20, 1995 (File No. 2-63394).

----------------
*Filed herewith.